Shareholder Report, Average Annual Return (Details) 193134_Themes US Infrastructure ETF_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes US Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes US Infrastructure ETF
Average Annual Return, Percent	13.54%	21.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	20.89%
Solactive United States Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive United States Infrastructure Index
Average Annual Return, Percent	13.60%	21.80%